Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637   Centennial, CO 80122     Fax:  303-220-9902


October 2, 2007

Geoffrey Kruczek
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:   Advanced ID Corporation
      Amendment 1 to Registration Statement on Form SB-2
        Filed July 13, 2007
      File No. 333-144556

Dear Mr. Kruczek:

Pursuant to your comment letter dated July 19, 2007, please note the following responses.

Exhibit 5
1. Please tell us the jurisdiction in which counsel is admitted to practice law.

Counsel is admitted to practice law in the state of Colorado.

2. Please expand the opinion to address whether the units and warrants registered for sale are binding obligations of the registrant under the state contract law that governs those agreements.

The opinion has been expanded to address whether the units and warrants registered for sale are binding obligations of the registrant under the state contract law that governs those agreements.

Note- the financial information and disclosure throughout the document has been updated as of June 30, 2007

Very truly yours,

/s/Jody M. Walker
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Jody M. Walker